Note 7 - Other Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	2013	2012

Field equipment	$322	$322
Vehicles	512	422
Office equipment	245	245
Buildings	130	130
Land	14	14
Less: Accumulated depreciation	(753)	(566)
Total other property and equipment, net of accumulated depreciation	$470	$567